UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  February 7, 2000

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          42

Form 13F Information Table Value Total:          $340,542



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
AT & T Corporation             COM              001957109    10539   207409 SH
     SOLE                    32598            174811
Alcoa Inc.                     COM              013817101    11047   133095 SH
     SOLE                    20960            112135
Associates First Capital       COM              046008108     6841   249320 SH
     SOLE                    39315            210005
BankAmerica Corp.              COM              060505104     7146   142380 SH
     SOLE                    22515            119865
Barrick Gold                   COM              067901108     7862   444510 SH
     SOLE                    64850            379660
Bell Atlantic                  COM              077853109     8963   145595 SH
     SOLE                    23025            122570
Bellsouth Corp                 COM              079860102     6026   128725 SH
     SOLE                    19540            109185
Boeing                         COM              097023105     7812   188525 SH
     SOLE                    29740            158785
Chase Manhattan Bank           COM              16161A108     9123   117435 SH
     SOLE                    18525             98910
Chevron                        COM              166751107     9059   104575 SH
     SOLE                    16540             88035
Cigna                          COM              125509109    10213   126770 SH
     SOLE                    20100            106670
Citigroup                      COM              172967101    12319   221210 SH
     SOLE                    34900            186310
Compaq                         COM              204493100    10155   375225 SH
     SOLE                    59255            315970
Conagra Inc                    COM              205887102     7966   351135 SH
     SOLE                    55445            295690
Conseco                        COM              208464107     5053   283670 SH
     SOLE                    44860            238810
DuPont                         COM              263534109     8918   135375 SH
     SOLE                    21350            114025
Eastman Kodak                  COM              277461109     8640   130420 SH
     SOLE                    20610            109810
Emerson Electric               COM              291011104     8115   141435 SH
     SOLE                    22340            119095
Exxon Mobil Corp               COM              30231G102    14896   184895 SH
     SOLE                    29625            155270
Federal National Mtg. Assn.    COM              313586109     3073    49210 SH
     SOLE                     8410             40800
FleetBoston  Financial Corpora COM              339030108     7926   227685 SH
     SOLE                    35260            192425
Ford                           COM              345370100     9279   174040 SH
     SOLE                    28155            145885
GTE Corp                       COM              362320103     7690   108980 SH
     SOLE                    17595             91385
Heinz H J Co                   COM              423074103     7439   186840 SH
     SOLE                    29595            157245
Honeywell International, Inc.  COM              438516106     8901   154300 SH
     SOLE                    24400            129900
Household International        COM              441815107     7569   203195 SH
     SOLE                    32015            171180
Interntl Paper                 COM              460146103     9821   174020 SH
     SOLE                    27510            146510
Kerr-McGee Corp.               COM              492386107     5254    84745 SH
     SOLE                    12850             71895
Kimberly-Clark Corp.           COM              494368103     9142   139700 SH
     SOLE                    22030            117670
Occidental Petroleum           COM              674599105     9870   456435 SH
     SOLE                    72310            384125
PPG Industries Inc.            COM              693506107     2909    46500 SH
     SOLE                     7895             38605
Phelps Dodge Corporation       COM              717265102     9993   148315 SH
     SOLE                    23455            124860
Phillips Petroleum             COM              718507106     8512   181105 SH
     SOLE                    28580            152525
SBC Communications             COM              78387G103     9959   204290 SH
     SOLE                    32105            172185
Schlumberger Ltd.              COM              806857108     8017   142850 SH
     SOLE                    22550            120300
St. Paul Company               COM              792860108     9598   284910 SH
     SOLE                    45005            239905
Texaco                         COM              881694103     8570   157790 SH
     SOLE                    24940            132850
Transocean Sedco Forex         COM              G90078109      932    27656 SH
     SOLE                     4366             23290
UNOCAL                         COM              915289102     8316   247765 SH
     SOLE                    39045            208720
Union Pacific                  COM              907818108     7545   172710 SH
     SOLE                    27255            145455
Washington Mutual              COM              939322103     4979   192435 SH
     SOLE                    30440            161995
Wells Fargo & Co.              COM              949746101     4556   112680 SH
     SOLE                    17800             94880